Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.477%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,291,851.81

Principal:
Principal Collections	$16,693,895.07
Prepayments in Full	$8,719,342.14
Liquidation Proceeds	$179,222.63
Recoveries	$57,508.17
Sub Total	$25,649,968.01
Collections	$26,941,819.82

Purchase Amounts:
Purchase Amounts Related to Principal	$384,072.16
Purchase Amounts Related to Interest	$2,039.10
Sub Total	$386,111.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,327,931.08

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,327,931.08
Servicing Fee	$373,044.99	$373,044.99	$0.00	$0.00	$26,954,886.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,954,886.09
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,954,886.09
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,954,886.09
Interest - Class A-3 Notes	$216,075.68	$216,075.68	$0.00	$0.00	$26,738,810.41
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$26,586,044.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,586,044.41
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$26,505,893.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,505,893.24
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$26,447,978.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,447,978.24
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$26,376,900.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,376,900.74
Regular Principal Payment	$24,794,294.05	$24,794,294.05	$0.00	$0.00	$1,582,606.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,582,606.69
Residual Released to Depositor	$0.00	$1,582,606.69	$0.00	$0.00	$0.00
Total		$27,327,931.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,794,294.05
Total					$24,794,294.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,794,294.05	$51.33	$216,075.68	$0.45	$25,010,369.73	$51.78
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$24,794,294.05	$15.39	$577,985.35	$0.36	$25,372,279.40	$15.75

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$202,570,947.19	0.4194015	$177,776,653.14	0.3680676
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$424,910,947.19	0.2637658	$400,116,653.14	0.2483746

Pool Information
Weighted Average APR	3.427%	3.425%
Weighted Average Remaining Term	31.17	30.38
Number of Receivables Outstanding	35,125	34,002
Pool Balance	$447,653,990.69	$421,402,376.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$424,910,947.19	$400,116,653.14
Pool Factor	0.2681529	0.2524277

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$21,285,723.46
Targeted Overcollateralization Amount	$21,285,723.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,285,723.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$275,082.09
(Recoveries)		127	$57,508.17
Net Loss for Current Collection Period			$217,573.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5832%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3718%
Second Prior Collection Period			0.6067%
Prior Collection Period			0.4778%
Current Collection Period			0.6009%
Four Month Average (Current and Prior Three Collection Periods)			0.5143%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,408	$11,521,374.17
(Cumulative Recoveries)			$1,465,430.93
Cumulative Net Loss for All Collection Periods			$10,055,943.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6024%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,613.74
Average Net Loss for Receivables that have experienced a Realized Loss			$2,281.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	479	$7,565,660.11
61-90 Days Delinquent	0.24%	60	$1,005,563.40
91-120 Days Delinquent	0.06%	12	$243,471.49
Over 120 Days Delinquent	0.20%	48	$824,197.88
Total Delinquent Receivables	2.29%	599	$9,638,892.88

Repossession Inventory:
Repossessed in the Current Collection Period		28	$525,791.58
Total Repossessed Inventory		39	$704,001.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2986%
Prior Collection Period			0.3274%
Current Collection Period			0.3529%
Three Month Average			0.3263%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer